COMMITMENTS AND CONTINGENCIES - Contractual obligations (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
COMMITMENTS AND CONTINGENCIES
Less than 1 Year	$ 7,069	$ 7,258
1 to 3 Years	50	0
3 to 5 Years		0
More than 5 Years		0
Total	$ 7,119	$ 7,258